Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of Currency Exchange Rates [Abstract]
Period-end spot rate	US$1= RMB 7.2513	US$1= RMB 6.7114	US$1= RMB 6.9646
Average rate	US$1= RMB 6.9283	US$1= RMB 6.4835	US$1= RMB 6.7261